Interest Expense (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Summary of Interest Expense

$ million
	2019		2018	2017
Interest incurred and similar charges	4,592	[A]	3,550	3,448
Less: interest capitalised	(752)		(876)	(622)
Other net losses on fair value hedges of debt	132		169	114
Accretion expense	718		902	1,102
Total	4,690		3,745	4,042

[A] Includes $2,186 million of interest expenses related to leases of which $1,137 million related to those leases which formerly would have been classified as operating leases (see Note 3).